UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.1% (3.8% of Total Investments)
$ 450	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$417,609
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,883,200
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
8,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	5,231,965
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

10,540	Total Consumer Staples			7,532,774

	Education and Civic Organizations – 1.1% (0.7% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	100,122
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	72,472
95	5.000%, 11/01/25	11/15 at 100.00	A2	96,517
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,037,330
	Institute, Series 2005A, 5.000%, 7/01/24

1,265	Total Education and Civic Organizations			1,306,441

	Health Care – 19.4% (12.2% of Total Investments)
1,415	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	1,413,925
	Series 2005, 5.000%, 11/15/34
240	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	238,704
	Series 2006, 5.000%, 4/01/37
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,411,631
	5.250%, 11/15/46 (UB)
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	3,293,504
	LLC, Series 2001A, 5.550%, 8/01/31
2,900	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	2,871,638
	Project, Series 2007, 5.250%, 12/01/27 (WI/DD, Settling 12/13/07)
1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	10/17 at 100.00	A+	987,710
	Henry Mayo Newhall Memorial Hospital, Series 2007A, 5.000%, 10/01/37
3,340	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	3,265,585
	Series 2006, 5.000%, 3/01/41
1,135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,153,081
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	728,501
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
3,690	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	3,661,255
	Center, Series 2007A, 5.000%, 7/01/38
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	970,900
	2007A, 4.500%, 5/15/37 – MBIA Insured

23,900	Total Health Care			23,996,434

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,550	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	1,579,776
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

	Housing/Single Family – 0.3% (0.2% of Total Investments)
305	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	327,460
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	720,998
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 20.6% (13.1% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,812,113
	2004A, 0.000%, 8/01/25 – FSA Insured
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,072,900
1,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	1,065,400
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	AAA	1,407,078
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
3,230	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/15 at 100.00	Aaa	3,377,256
	Bonds, Series 2005B, 5.000%, 8/01/27 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	2,267,390
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	1,585,224
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	2,669,625
	2002, 5.250%, 8/01/21 – FGIC Insured
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	1,123,920
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	26,846
	5.250%, 8/01/24 – MBIA Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	219,574
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	5,221,100
	Series 2000B, 5.125%, 7/01/21 – MBIA Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AAA	1,921,601
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	AAA	1,799,550
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured

34,835	Total Tax Obligation/General			25,569,577

	Tax Obligation/Limited – 26.9% (17.0% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	2,191,980
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,420	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	1,542,106
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	270,397
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	794,240
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	AAA	1,087,899
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
125	5.000%, 9/01/26	9/16 at 100.00	N/R	120,209
290	5.125%, 9/01/36	9/16 at 100.00	N/R	272,568
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	479,804
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	AAA	1,444,589
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	AAA	1,572,345
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	14,609,487
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/08 at 101.00	N/R	1,010,270
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AAA	1,120,817
	Construction Project, Series 2006, 5.000%, 9/01/22 – MBIA Insured
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	231,019
	2005A, 5.000%, 9/01/35 – XLCA Insured
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	287,977
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,819,600
	5.400%, 11/01/20 – AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing	2/08 at 100.00	AAA	2,258,112
	Project, Series 1995, 5.500%, 8/01/22 – MBIA Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	1,251,768
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured

28,670	Total Tax Obligation/Limited			33,365,187

	Transportation – 22.5% (14.3% of Total Investments)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	3,822,120
	Bonds, Series 1999, 0.000%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative	5/10 at 101.00	AA	9,012,209
	Minimum Tax)
5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	5,430,862
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,606,546
3,100	5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	3,240,647
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	1,293,088
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/08 at 102.00	AAA	2,518,466
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – FSA
	Insured (Alternative Minimum Tax)

27,080	Total Transportation			27,923,938

	U.S. Guaranteed – 29.8% (18.8% of Total Investments) (4)
1,260	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (4)	1,285,137
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,256,410
	5/01/18 (Pre-refunded 5/01/12)
400	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	N/R (4)	425,592
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
	California, General Obligation Bonds, Series 2004:
1,000	5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (4)	1,097,270
2,100	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	A1 (4)	2,324,091
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,212,300
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	5,269,600
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	2,123,260
	2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – MBIA Insured
5	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	Aaa	5,071
	5.000%, 8/15/34 – MBIA Insured (ETM)
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,226,080
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	2,084,475
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – MBIA Insured
7,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	10/09 at 101.00	AAA	7,374,429
	Redevelopment Project, Series 1999, 5.750%, 10/01/32 (Pre-refunded 10/01/09) – AMBAC Insured
1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	1,607,556
	Projects, Series 2002A, 5.250%, 1/01/20 (Pre-refunded 1/01/10)
2,580	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%,	9/08 at 101.00	AA (4)	2,636,708
	9/01/13 (Pre-refunded 9/01/08)

33,750	Total U.S. Guaranteed			36,927,979

	Utilities – 4.9% (3.1% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	1,550,565
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	12/07 at 100.50	N/R	2,687,283
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	1,382,063
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	472,954
	9/01/31 – XLCA Insured

6,135	Total Utilities			6,092,865

	Water and Sewer – 24.6% (15.6% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,593,536
	Series 2001W, 5.500%, 12/01/15
1,030	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,181,698
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,533,175
	10/01/31 – FSA Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	785,123
	10/01/36 – FSA Insured
315	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	327,940
	5.000%, 4/01/36 – MBIA Insured
4,995	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	5,098,746
	5.000%, 8/15/34 – MBIA Insured
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	AAA	3,604,265
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – XLCA Insured
500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	524,525
	2006, 5.000%, 12/01/31 – FGIC Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	2,142,260
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	10,729,699
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured

28,920	Total Water and Sewer			30,520,967

$ 197,700	Total Investments (cost $186,981,196) – 158.1%			195,864,396

	Floating Rate Obligations – (2.9)%			(3,536,000)

	Other Assets Less Liabilities – (0.3)%			(439,094)

	Preferred Shares, at Liquidation Value – (54.9)%			(68,000,000)

	Net Assets Applicable to Common Shares – 100%			$123,889,302

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$2,000,000	Pay	3-Month USD-LIBOR	5.215%	Semi-Annually	3/12/08	3/12/30	$ 84,692
JPMorgan	2,000,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	184,272

								$268,964

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2007, the cost of investments was $183,416,373.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$10,294,328
Depreciation	(1,382,283)

Net unrealized appreciation (depreciation) of investments	$ 8,912,045

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.